Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 1,285	$ 1,192
Financial assets not measured at fair value(Amortised cost)	707,499	561,843
Financial liabilities measured at fair value	12,438	9,368
Liabilities carried at amortized cost	369,384	346,910
Cost [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	12,438	9,368
Cost [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	201,240	216,118
Cost [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	3,726	2,667
Cost [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	118,548	89,780
Cost [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	45,870	34,025
Cost [Member] | Other Liabilities Related to Hotel Travel Group [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost		4,320
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	1,285	1,192
Financial assets not measured at fair value(Amortised cost)	707,499	561,843
Financial liabilities measured at fair value	12,438	9,368
Liabilities carried at amortized cost	365,842	342,981
Fair value [Member] | Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial liabilities measured at fair value	12,438	9,368
Fair value [Member] | Convertible notes [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	197,698	212,189
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	3,726	2,667
Fair value [Member] | Trades and other payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	118,548	89,780
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost	45,870	34,025
Fair value [Member] | Other Liabilities Related to Hotel Travel Group [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost		4,320
Other Investments- Equity Securities [Member] | Cost [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	452	452
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	452	452
Other Investments- Equity Securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	591	591
Other Investments- Equity Securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	591	591
Other investments - other securities [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	76
Other investments - other securities [Member] | Cost [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	242	149
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	76	76
Other investments - other securities [Member] | Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	242	149
Trades and other receivables [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99,646	75,026
Trades and other receivables [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99,646	75,026
Term deposits [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	280,688	202,674
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	280,688	202,674
Cash and cash equivalents [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	327,065	284,018
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	327,065	284,018
Receivable from related party [Member] | Cost [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	24	49
Receivable from related party [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 24	$ 49